UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-08599

DWS Equity Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 3/31

Date of reporting period: 12/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2009 (Unaudited)

DWS Alternative Asset Allocation Plus Fund

	Shares	Value ($)

Equity - Equity Funds 63.5%
DWS Commodity Securities Fund "Institutional"	17,340,035	63,984,727
DWS Disciplined Market Neutral Fund "Institutional"	9,669,362	89,248,210
DWS Emerging Markets Equity Fund "Institutional"	2,597,747	44,473,432
DWS Gold & Precious Metals Fund "Institutional"	1,186,600	22,865,787
DWS RREEF Global Infrastructure Fund "Institutional"	2,881,005	24,949,504
DWS RREEF Global Real Estate Securities Fund "Institutional"	11,108,825	74,651,303

Total Equity - Equity Funds (Cost $330,810,308)		320,172,963
Equity - Exchange-Traded Funds 2.8%
iShares MSCI EAFE Small Cap Index Fund	198,408	7,104,990
SPDR Barclays Capital International Treasury Bond	78,948	4,486,615
WisdomTree Emerging Markets SmallCap Dividend Fund	57,973	2,495,738

Total Exchange-Traded Funds (Cost $13,357,585)		14,087,343

Fixed Income - Bond Funds 29.3%
DWS Emerging Markets Fixed Income Fund "Institutional"	5,661,037	57,685,965
DWS Floating Rate Plus Fund "Institutional"	2,722,533	24,366,673
DWS Inflation Protected Plus Fund "Institutional"	6,746,282	65,641,321

Total Fixed Income - Bond Funds (Cost $148,549,098)		147,693,959
Fixed Income - Money Market Fund 2.5%
Central Cash Management Fund (Cost $12,685,811)	12,685,811	12,685,811
	Principal Amount ($)	Value ($)

Government & Agency Obligation 1.0%
US Treasury Obligation
US Treasury Bill, 0.19% *, 3/18/2010 (a) (Cost $5,261,138)	5,263,000	5,262,468
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $510,663,940) †	99.1	499,902,544
Other Assets and Liabilities, Net	0.9	4,332,607

Net Assets	100.0	504,235,151

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $544,377,412. At December 31, 2009, net unrealized depreciation for all securities based on tax cost was $44,474,868. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $14,633,076 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $59,107,944.

(a)	At December 31, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

At December 31, 2009, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Canadian Government Bond	CAD	3/22/2010	14	1,577,434	(28,341)
10 Year US Treasury Note	USD	3/22/2010	30	3,463,594	(60,597)
2 Year US Treasury Note	USD	3/31/2010	127	27,465,734	(151,998)
5 Year US Treasury Note	USD	3/31/2010	5	571,914	(4,034)
Brent Crude Oil	USD	3/16/2010	20	1,587,600	98,551
CAC 40 Index	EUR	1/15/2010	87	4,915,793	130,682
DJ Euro Stoxx 50 Index	EUR	3/19/2010	219	9,330,518	273,120

Federal Republic of Germany Euro-Bund	EUR	3/8/2010	118	20,500,366	(265,837)
Federal Republic of Germany Euro-Schatz	EUR	3/8/2010	377	58,346,802	14,472
FTSE 100 Index	GBP	3/19/2010	55	4,762,945	76,383
FTSE MIB Index	EUR	3/19/2010	6	1,001,320	22,492
Gas Oil	USD	3/11/2010	28	1,813,000	128,732
Gasoline RBOB	USD	2/26/2010	17	1,479,122	136,527
Heating Oil	USD	2/26/2010	19	1,693,276	138,314
Light Sweet Crude Oil	USD	2/22/2010	19	1,520,380	120,971
Natural Gas	USD	2/24/2010	27	1,493,640	53,476
TOPIX Index	JPY	3/12/2010	9	874,054	8,923
United Kingdom Long Gilt Bond	GBP	3/29/2010	87	16,082,798	(157,547)
Total net unrealized appreciation	534,289

At December 31, 2009, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	AUD	3/15/2010	116	10,607,802	151,910
10 Year Japanese Government Bond	JPY	3/11/2010	41	61,498,899	(63,027)
3 Year Australian Treasury Bond	AUD	3/15/2010	239	22,023,385	14,858
AEX Index	EUR	1/15/2010	21	2,020,015	(74,479)
ASX SPI 200 Index	AUD	3/18/2010	1	109,564	(5,030)
Brent Crude Oil	USD	2/11/2010	19	1,494,350	(96,187)
DAX Index	EUR	3/19/2010	11	2,349,391	(27,417)
Gas Oil	USD	2/11/2010	27	1,732,050	(123,966)
Gasoline RBOB	USD	1/29/2010	19	1,638,214	(157,160)
Hang Seng Index	HKD	1/28/2010	3	424,169	(7,552)
Heating Oil	USD	1/29/2010	19	1,688,248	(145,832)
IBEX 35 Index	EUR	1/15/2010	16	2,734,984	(61,055)
Light Sweet Crude Oil	USD	1/20/2010	15	1,190,400	(107,516)
NASDAQ E-Mini 100 Index	USD	3/19/2010	179	6,654,325	(182,446)
Natural Gas	USD	1/27/2010	24	1,337,280	(64,294)
Russell E-Mini 2000 Index	USD	3/19/2010	24	1,497,360	(31,811)
S&P 500 E-Mini Index	USD	3/19/2010	1	55,535	(105)
S&P TSE 60 Index	CAD	3/18/2010	21	2,774,165	(48,726)
Total net unrealized depreciation	(1,029,835)

At December 31, 2009, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver	In Exchange For	Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	1,680,091	NOK	9,741,000	1/20/2010	14	Credit Suisse
USD	2,626,121	NZD	3,631,000	1/20/2010	5,002	Morgan Stanley
USD	1,184,852	AUD	1,352,000	1/20/2010	26,984	HSBC Bank USA

USD	803,946	NZD	1,144,000	1/20/2010	25,028	HSBC Bank USA
USD	544,353	NOK	3,194,000	1/20/2010	6,541	Citigroup, Inc.
USD	1,493,742	CAD	1,579,000	1/20/2010	15,120	Citigroup, Inc.
GBP	1,165,000	USD	1,892,915	1/20/2010	10,031	Credit Suisse
EUR	5,582,000	USD	8,176,876	1/20/2010	175,773	The Goldman Sachs & Co.
JPY	620,508,000	USD	7,009,133	1/20/2010	342,935	HSBC Bank USA
JPY	313,391,000	USD	3,421,953	1/20/2010	55,153	HSBC Bank USA
Total unrealized appreciation					662,581
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	337,343	SEK	2,398,000	1/20/2010	(2,166)	Credit Suisse
USD	13,179,033	AUD	14,509,000	1/20/2010	(174,205)	Morgan Stanley
USD	6,957,667	CHF	7,184,000	1/20/2010	(19,945)	UBS AG
CAD	3,462,000	USD	3,253,698	1/20/2010	(54,521)	Bank of New York Mellon Corp.
GBP	1,943,000	USD	3,108,071	1/20/2010	(32,223)	Bank of New York Mellon Corp.
EUR	6,329,000	USD	9,034,204	1/20/2010	(37,631)	Morgan Stanley
SEK	8,834,000	USD	1,209,519	1/20/2010	(25,238)	Citigroup, Inc.
Total unrealized depreciation					(345,929)

Currency Abbreviations
AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar
HKD	Hong Kong Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Equity Funds	$320,172,963	$—	$—	$320,172,963
Exchange-Traded Funds	14,087,343	—	—	14,087,343
Bond Funds	147,693,959	—	—	147,693,959
Money Market Fund	12,685,811	—	—	12,685,811
Government & Agency Obligation	—	5,262,468	—	5,262,468
Derivatives(b)	—	662,581	—	662,581
Total	$494,640,076	$5,925,049	$—	$500,565,125

Liabilities
Derivatives(b)	$(495,546)	$(345,929)	$—	$(841,475)
Total	$(495,546)	$(345,929)	$—	$(841,475)
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2009 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Commodity Contracts	$(18,384)	$—
Equity Contracts	$72,979	$—
Foreign Exchange Contracts	$—	$316,652
Interest Rate Contracts	$(550,141)	$—

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Alternative Asset Allocation Plus Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Alternative Asset Allocation Plus Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 25, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 25, 2010